Accounts receivable (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Financing Receivable
Balance at beginning of period	$ 4,156,761	$ 3,717,708
Change of allowance for doubtful accounts	(156,981)	738,922
Translation adjustments	(196,575)	(299,869)
Balance at end of period	$ 3,803,205	$ 4,156,761